INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Gold doré	$ 791,000	$ 1,114,000
Gold in circuit	10,941,000	9,493,000
Ore stockpiles	7,888,000	7,770,000
Supplies and consumables	28,066,000	21,712,000
Current inventories	47,686,000	40,089,000
Salaries, short-term incentives and other benefits	280,745,000	267,189,000
Inventory write-downs	4,527,000	0
Reversal of inventory write-downs	$ 0	$ 0